Consolidated Statements of Changes in Redeemable Noncontrolling Interest and Member's Interest (Unaudited) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended			6 Months Ended		12 Months Ended			6 Months Ended		12 Months Ended			6 Months Ended		12 Months Ended			6 Months Ended		12 Months Ended			6 Months Ended		12 Months Ended			6 Months Ended	12 Months Ended				6 Months Ended		12 Months Ended			6 Months Ended		12 Months Ended			6 Months Ended		12 Months Ended
	Jun. 28, 2014 Continental Cement Company, L.L.C. [Member]	Jun. 29, 2013 Continental Cement Company, L.L.C. [Member]	Dec. 28, 2013 Continental Cement Company, L.L.C. [Member]	Dec. 31, 2012 Continental Cement Company, L.L.C. [Member]	Dec. 31, 2011 Continental Cement Company, L.L.C. [Member]	Jun. 28, 2014 Redeemable Noncontrolling Interest [Member]	Jun. 29, 2013 Redeemable Noncontrolling Interest [Member]	Dec. 28, 2013 Redeemable Noncontrolling Interest [Member]	Dec. 29, 2012 Redeemable Noncontrolling Interest [Member]	Dec. 31, 2011 Redeemable Noncontrolling Interest [Member]	Jun. 28, 2014 Member's Equity [Member]	Jun. 29, 2013 Member's Equity [Member]	Dec. 28, 2013 Member's Equity [Member]	Dec. 29, 2012 Member's Equity [Member]	Dec. 31, 2011 Member's Equity [Member]	Jun. 28, 2014 Member's Equity [Member] Continental Cement Company, L.L.C. [Member]	Jun. 29, 2013 Member's Equity [Member] Continental Cement Company, L.L.C. [Member]	Dec. 28, 2013 Member's Equity [Member] Continental Cement Company, L.L.C. [Member]	Dec. 31, 2012 Member's Equity [Member] Continental Cement Company, L.L.C. [Member]	Dec. 31, 2011 Member's Equity [Member] Continental Cement Company, L.L.C. [Member]	Jun. 28, 2014 Accumulated Deficit [Member]	Jun. 29, 2013 Accumulated Deficit [Member]	Dec. 28, 2013 Accumulated Deficit [Member]	Dec. 29, 2012 Accumulated Deficit [Member]	Dec. 31, 2011 Accumulated Deficit [Member]	Jun. 28, 2014 Accumulated Deficit [Member] Continental Cement Company, L.L.C. [Member]	Jun. 29, 2013 Accumulated Deficit [Member] Continental Cement Company, L.L.C. [Member]	Dec. 28, 2013 Accumulated Deficit [Member] Continental Cement Company, L.L.C. [Member]	Dec. 31, 2012 Accumulated Deficit [Member] Continental Cement Company, L.L.C. [Member]	Dec. 31, 2011 Accumulated Deficit [Member] Continental Cement Company, L.L.C. [Member]	Jun. 28, 2014 Accumulated Other Comprehensive Loss (AOCI) [Member]	Dec. 28, 2013 Accumulated Other Comprehensive Loss (AOCI) [Member]	Dec. 29, 2012 Accumulated Other Comprehensive Loss (AOCI) [Member]	Dec. 31, 2011 Accumulated Other Comprehensive Loss (AOCI) [Member]	Jun. 29, 2013 Accumulated Other Comprehensive Loss (AOCI) [Member]	Jun. 28, 2014 Accumulated Other Comprehensive Loss (AOCI) [Member] Continental Cement Company, L.L.C. [Member]	Jun. 29, 2013 Accumulated Other Comprehensive Loss (AOCI) [Member] Continental Cement Company, L.L.C. [Member]	Dec. 28, 2013 Accumulated Other Comprehensive Loss (AOCI) [Member] Continental Cement Company, L.L.C. [Member]	Dec. 31, 2012 Accumulated Other Comprehensive Loss (AOCI) [Member] Continental Cement Company, L.L.C. [Member]	Dec. 31, 2011 Accumulated Other Comprehensive Loss (AOCI) [Member] Continental Cement Company, L.L.C. [Member]	Jun. 28, 2014 Noncontrolling Interest [Member]	Jun. 29, 2013 Noncontrolling Interest [Member]	Dec. 28, 2013 Noncontrolling Interest [Member]	Dec. 29, 2012 Noncontrolling Interest [Member]	Dec. 31, 2011 Noncontrolling Interest [Member]	Jun. 28, 2014 Total Member's Interest [Member]	Jun. 29, 2013 Total Member's Interest [Member]	Dec. 28, 2013 Total Member's Interest [Member]	Dec. 29, 2012 Total Member's Interest [Member]	Dec. 31, 2011 Total Member's Interest [Member]
Beginning Balance											$ 486,896	$ 484,584	$ 484,584	$ 482,707	$ 376,593						$ (198,511)	$ (94,085)	$ (94,085)	$ (40,932)	$ (29,555)						$ (6,045)	$ (9,130)	$ (6,577)	$ (2,272)	$ (9,130)						$ 1,211	$ 1,059	$ 1,059	$ 1,174	$ 1,227	$ 283,551	$ 382,428	$ 382,428	$ 436,372	$ 345,993
Beginning Balance						24,767	22,850	22,850	21,300	21,300
Beginning balance, Redeemable members' interest	23,450	22,850	22,850	22,250	21,650
Accretion of redeemable members' interest	300	300	600	600	600
Contributed capital											24,350				103,630																															24,350				103,630
Net income
Other comprehensive income (loss)
Share-based compensation
Ending balance, Redeemable members' interest	23,750	23,150	23,450	22,850	22,250
Beginning balance	144,585	130,851	130,851	128,412	132,169											135,180	135,118	135,118	135,056	135,000						17,029	7,764	7,764	1,739	(123)						(7,624)	(12,031)	(12,031)	(8,383)	(2,708)
Accretion / Redemption value adjustment	(300)	(300)	(600)	(600)	(600)	2,404	1,788	(2,365)	657	632											(2,404)	(1,788)	2,365	(657)	(632)	(300)	(300)	(600)	(600)	(600)																(2,404)	(1,788)	2,365	(657)	(632)
Net (loss) income	(1,973)	(4,960)	9,865	6,625	2,462	(591)	(1,488)	2,960	1,988	738											(38,298)	(54,489)	(106,791)	(52,496)	(10,745)	(1,973)	(4,960)	9,865	6,625	2,462											22	(30)	152	(69)	(43)	(38,276)	(54,519)	(106,639)	(52,565)	(10,788)
Other comprehensive income (loss)	818		4,407	(3,648)	(5,675)	245		1,322	(1,095)	(1,370)																					573	3,085	(2,553)	(4,305)		818		4,407	(3,648)	(5,675)						573		3,085	(2,553)	(4,305)
Repurchase of member's interest													(3)	(656)																																		(3)	(656)
Share-based compensation	31	31	62	62	56						1,051	1,114	2,315	2,533	2,484	31	31	62	62	56																										1,051	1,114	2,315	2,533	2,484
Payment of dividends																																												(46)	(10)				(46)	(10)
Ending balance	143,161	125,622	144,585	130,851	128,412											135,211	135,149	135,180	135,118	135,056						14,756	2,504	17,029	7,764	1,739						(6,806)	(12,031)	(7,624)	(12,031)	(8,383)
Ending Balance											512,297	485,698	486,896	484,584	482,707						(239,213)	(150,362)	(198,511)	(94,085)	(40,932)						(5,472)	(6,045)	(9,130)	(6,577)	(9,130)						1,233	1,029	1,211	1,059	1,174	268,845	327,235	283,551	382,428	436,372
Ending Balance						$ 26,825	$ 23,150	$ 24,767	$ 22,850	$ 21,300